Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	BANCPLUS CORPORATION
Entity Central Index Key	0001118004
EBP 001
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	BANCPLUS CORPORATION
Document Fiscal Period Focus	FY
Entity Central Index Key	0001118004